Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2020
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Pension and Other Post-Retirement Benefits

 NOTE 21   PENSION AND OTHER POST-RETIREMENT BENEFITS

We offer the following pension and other post-retirement benefits to qualified employees: defined benefit pension plans; defined contribution pension plans; and health, disability, dental and life insurance (referred to as other defined benefit) plans. Substantially all our employees participate in at least one of these plans.

Description of Defined Benefit Pension Plans

We sponsor defined benefit pension plans as follows:

	Plan Type	Contributions
United States
  non-contributory,
  guaranteed annual pension payments for life,
  benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits.
made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures.
Canada		made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
Supplemental Plans in US and Canada for Senior Management	non-contributory, unfunded, and supplementary pension benefits.	provided for by charges to earnings sufficient to meet the projected benefit obligations, and payments to plans are made as plan payments to retirees occur.

Our defined benefit pension plans are funded with separate funds that are legally separated from the Company and administered through an employee benefits or management committee in each country, which is composed of our employees. The employee benefits or management committee is required by law to act in the best interests of the plan participants and, in the US and Canada, is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. The current investment policy for each country’s plans generally does not include any asset/liability matching strategies or currency hedging strategies. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition.

Description of Other Post-Retirement Plans

We provide health care plans for certain eligible retired employees in the US, Canada and Trinidad. Eligibility for these benefits is generally based on a combination of age and years of service at retirement. Certain terms of the plans include:

  coordination with government-provided medical insurance in each country;
  certain unfunded cost-sharing features such as co-insurance, deductibles and co-payments – benefits subject to change;
  for certain plans, maximum lifetime benefits;
  at retirement, the employee’s spouse and certain dependent children may be eligible for coverage;
  benefits are self-insured and are administered through third-party providers; and
  generally, retirees contribute toward annual cost of the plans.

We provide non-contributory life insurance plans for certain retired employees who meet specific age and service eligibility requirements.

Risks

The defined benefit pension and other post-retirement plans expose us to broadly similar actuarial risks. The most significant risks include investment risk and interest rate risk as discussed below. Other risks include longevity risk and salary risk.

Investment Risk

A deficit will be created if plan assets underperform the discount rate used in the defined benefit obligation valuation. To mitigate investment risk, we employ:

  a total return on investment approach whereby a diversified mix of equities and fixed income investments is used to maximize long-term return for a prudent level of risk; and
  risk tolerance established through careful consideration of plan liabilities, plan funded status and corporate financial condition.

Other assets such as private equity and hedge funds are not used at this time. Our policy is not to invest in commodities, precious metals, mineral rights, bullions or collectibles.  Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

Interest Rate Risk	A decrease in bond interest rates will increase the pension liability; however, this is generally expected to be partially offset by an increase in the return on the plan’s debt investments.

Financial Information

Movements in the pension and other post-retirement benefit assets (liabilities) were as follows:

	2020			2019
		Plan			Plan
	Obligation	Assets	Net	Obligation	Assets	Net
Balance – beginning of year	(2,044)	1,621	(423)	(1,797)	1,416	(381)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(36)	-	(36)	(40)	-	(40)
Interest (expense) income	(66)	53	(13)	(74)	59	(15)
Past service cost, including curtailment gains and settlements [1]	133	(132)	1	-	-	-
Foreign exchange rate changes and other	(3)	(1)	(4)	(29)	13	(16)
Subtotal of components of defined benefit expense (recovery) recognized in earnings	28	(80)	(52)	(143)	72	(71)
Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	(153)	-	(153)	(199)	-	(199)
Changes in demographic assumptions	12	-	12	14	-	14
Gain on plan assets (excluding amounts included in net interest)	-	230	230	-	193	193
Subtotal of remeasurements	(141)	230	89	(185)	193	8
Cash flows
Contributions by plan participants	(5)	5	-	(5)	5	-
Employer contributions	-	26	26	-	21	21
Benefits paid	96	(96)	-	86	(86)	-
Subtotal of cash flows	91	(65)	26	81	(60)	21
Balance – end of year [2]	(2,066)	1,706	(360)	(2,044)	1,621	(423)
Balance comprised of:
Non-current assets
Other assets (Note 16)			109			25
Current liabilities
Payables and accrued charges (Note 20)			(15)			(15)
Non-current liabilities
Pension and other post-retirement benefit liabilities			(454)			(433)
1 During 2020, we transferred certain pension plan obligations to an insurance company.

2  Obligations arising from funded and unfunded pension plans are $(1,690) and $(376), respectively (2019 – $(1,652) and $(392)). Other post-retirement benefit plans have no plan assets and are unfunded.

Plan Assets

As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows:

	2020			2019
	Quoted Prices			Quoted Prices
	in Active			in Active
	Markets for			Markets for
	Identical Assets	Other [1]	Total	Identical Assets	Other [1]	Total
Cash and cash equivalents	9	33	42	8	112	120
Equity securities and equity funds
US	19	879	898	1	571	572
International	158	-	158	35	62	97
Debt securities [2]	-	571	571	-	698	698
International balanced fund	-	-	-	-	112	112
Other	-	37	37	-	22	22
Total pension plan assets	186	1,520	1,706	44	1,577	1,621

1 Approximately 76 percent (2019 – 60 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Plan Committee manages the asset allocation based upon our current liquidity and income needs.

2 Debt securities included US securities of 60 percent (2019 – 82 percent) and International securities of 40 percent (2019 – 18 percent).

We use letters of credit or surety bonds to secure certain Canadian unfunded defined benefit plan liabilities as at December 31, 2020.

We expect to contribute approximately $125 to all pension and post-retirement plans in 2021. Total contributions recognized as expense under all defined contribution plans for 2020 was $116 (2019 – $88).

The significant assumptions used to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31 were as follows:

	Pension		Other
	2020	2019	2020		2019
Assumptions used to determine the benefit obligations [1] :
Discount rate (%)	2.83	3.35	2.66		3.20
Rate of increase in compensation levels (%)	4.57	4.66	n/a		n/a
Medical cost trend rate – assumed (%)	n/a	n/a	4.50 – 5.80	[2]	4.50 – 6.10	[2]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	2037		2037
Mortality assumptions [3] (years)
Life expectancy at 65 for a male member currently at age 65	20.6	20.5	20.2		20.3
Life expectancy at 65 for a female member currently at age 65	22.8	22.7	22.8		22.9
Average duration of the defined benefit obligations [4] (years)	15.4	14.6	15.2		15.8
1 The current year’s expense is determined using the assumptions that existed at the end of the previous year.
2 We assumed a graded medical cost trend rate starting at 5.80 percent in 2020, moving to 4.50 percent by 2037 (2019 – starting at 6.10 percent, moving to 4.50 percent by 2037).
3 Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.
4 Weighted average length of the underlying cash flows.

Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2020		2019
			Expense in		Expense in
		Benefit	Earnings Before	Benefit	Earnings Before
	Change in Assumption	Obligations	Income Taxes	Obligations	Income Taxes
As reported		2,066	52	2,044	71
Discount rate	1.0 percentage point decrease	360	10	340	10
	1.0 percentage point increase	(280)	(10)	(270)	(10)